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					UNITED STATES
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			SECURITIES AND EXCHANGE COMMISSION
hours per response.........................24.60
					Washington, D.C. 20549






SEC USE ONLY
					    FORM 13F




















INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


Report for the Calendar Year or Quarter Ended
 December 31,
20
07
..
















(Please read instructions before preparing form.)

  If amended report check here:


David Vaughan Investments, Inc
Name of Institutional Investment Manager (
5823 N. Forest Park Drive
Peoria
IL
61614
                    1?????????????
Business Address(Street)	(City)           (State)   (Zip)                  2
Lawrence Williams IV, 309-685-0033, President
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

      The institutional investment manager submitting this Form
and its attachments
and the person by whom it is signed represent
hereby that all information contained herein is true, correct and complete. It is
understood that all required items, statements and schedules are considered integral
parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned
institutional investment manager has caused
This  report  to  be  signed  on its  behalf  in the City of
Peoria
and State of
Illinois
 on   the
15th
day of
 February
,20
08
..











David Vaughan Investments, Inc.

(Name of Institutional Investment Manager)

Lawrence Williams IV

(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):
(List in alphabetical order).
13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:
13F File No.:
(
Name:
13F File No.: (
1.
?????

?????
3
6.
?????

?????
  3
2.
?????

?????

7.
?????

?????

3.
?????

?????

8.
?????

?????

4.
?????

?????

9.
?????

?????

5.
?????

?????

10
?????

?????












(SEC USE ONLY)




Name of Reporting Manager   David Vaughan Investments, Inc.

         |











         |






Item 6:








Item 5:
Investment Discretion

Item 8:


Item 3:
Item 4:
Shares of

(b) Shared-

Item 7:
Voting Authority (Shares)
Item 1:
Item 2:
CUSIP
Fair Market
Principal

As Defined
(c) Shared-
Managers



Name of Issuer
Title of Class
Number
Value
Amount
(a) Sole
in Instr. V
Other
See Instr. V
(a) Sole
(b) Shared
(c) None












3M COMPANY
Common Stk
88579Y101
3,594,606
42,631
42,631



42,231

              400
ABBOTT LABORATORIES
Common Stk
002824100
3,503,648
62,398
62,398



61,098

           1,300
AGL RESOURCES INC
Common Stk
001204106
11,082,985
294,447
294,447



290,147

           4,300
ALCOA INC
Common Stk
013817101
10,030,453
274,431
274,431



269,431

           5,000
ALLSTATE CORP
Common Stk
020002101
6,435,467
123,214
123,214



120,288

           2,926
ALTRIA GROUP INC
Common Stk
02209S103
227,949
3,016
3,016



2,816

              200
AMEREN CORPORATION
Common Stk
023608102
11,037,156
203,600
203,600



199,985

           3,615
AMERICAN ELECTRIC POWER
Common Stk
025537101
10,303,216
221,289
221,289



218,389

           2,900
AMERICAN EXPRESS CO
Common Stk
025816109
303,797
5,840
5,840



5,840

                   -
AMGEN INC
Common Stk
031162100
8,239,703
177,427
177,427



175,027

           2,400
ANHEUSER BUSCH COS INC
Common Stk
035229103
10,699,029
204,414
204,414



201,114

           3,300
AT&T INC
Common Stk
00206R102
24,923,884
599,708
599,708



588,969

         10,739
AVON PRODS INC
Common Stk
054303102
464,478
11,750
11,750



10,250

           1,500
BAKER HUGHES INC
Common Stk
057224107
13,764,535
169,723
169,723



166,423

           3,300
BANK OF AMERICA CORP
Common Stk
060505104
14,579,180
353,349
353,349



348,179

           5,170
BANK OF NEW YORK MELLON CORP
Common Stk
064058100
14,344,802
294,192
294,192



290,633

           3,559
BARD C R INC
Common Stk
067383109
1,666,584
17,580
17,580



16,780

              800
BAXTER INTERNATIONAL INC
Common Stk
071813109
15,802,661
272,225
272,225



266,525

           5,700
BEAR STEARNS COMPANIES INC
Common Stk
073902108
1,062,354
12,038
12,038



11,830

              208
BEMIS COMPANY
Common Stk
081437105
334,967
12,234
12,234



12,234

                   -
BERKSHIRE HATHAWAY CL A
Common Stk
084990175
283,200
200
200



200

                   -
BERKSHIRE HATHAWAY CL B
Common Stk
084670207
246,272
52
52



52

                   -
BLACK & DECKER CORP
Common Stk
091797100
7,995,820
114,800
114,800



112,800

           2,000
BLOCK H & R INC
Common Stk
093671105
818,937
44,100
44,100



43,300

              800
BOEING CO
Common Stk
097023105
4,166,785
47,642
47,642



46,242

           1,400
BP PLC-SPONS ADR
Common Stk
055622104
9,445,808
129,094
129,094



127,156

           1,938
BRISTOL MYERS SQUIBB CO
Common Stk
110122108
386,211
14,563
14,563



14,563

                   -
CATERPILLAR INC
Common Stk
149123101
9,502,434
130,960
130,960



129,960

           1,000
CH ROBINSON WORLDWIDE INC
Common Stk
12541W209
468,896
8,664
8,664



8,664

                   -
CHEVRON CORPORATION
Common Stk
166764100
14,916,374
159,824
159,824



158,476

           1,348
CISCO SYSTEMS INC
Common Stk
17275R102
15,726,150
580,946
580,946



571,646

           9,300
CITADEL BROADCASTING CORP
Common Stk
17285t106
24,465
11,876
11,876



11,663

              213
CITIGROUP INC
Common Stk
172967101
8,591,494
291,831
291,831



285,700

           6,131
CLOROX COMPANY
Common Stk
189054109
391,020
6,000
6,000



5,700

              300
COCA COLA CO
Common Stk
191216100
12,522,917
204,056
204,056



201,256

           2,800
COMMERCE BANCSHARES INC
Common Stk
200525103
1,198,480
26,716
26,716



26,716

                   -
CONOCOPHILLIPS
Common Stk
20825C104
19,317,214
218,768
218,768



214,642

           4,126
CONSOLIDATED EDISON INC
Common Stk
209115104
10,099,355
206,742
206,742



204,342

           2,400
CVS CAREMARK CORP
Common Stk
126650100
13,085,859
329,204
329,204



323,904

           5,300
DANAHER CORP
Common Stk
235851102
207,417
2,364
2,364



2,364

                   -
DEERE & CO
Common Stk
244199105
25,623,830
275,170
275,170



270,070

           5,100
DOMINION RESOURCES INC
Common Stk
25746U109
13,877,132
292,458
292,458



286,976

           5,482
DOW CHEMICAL
Common Stk
260543103
8,554,676
217,014
217,014



213,214

           3,800
DPL INC
Common Stk
233293109
6,112,039
206,140
206,140



203,640

           2,500
DTE ENERGY COMPANY
Common Stk
233331107
7,859,477
178,787
178,787



176,587

           2,200
DU PONT E I DE NEMOURS
Common Stk
263534109
369,121
8,372
8,372



8,372

                   -
DUKE ENERGY HOLDING CORP
Common Stk
26441C105
10,341,244
512,704
512,704



503,824

           8,880
EDISON INTERNATIONAL
Common Stk
281020107
290,920
5,451
5,451



5,451

                   -
ELI LILLY & CO
Common Stk
532457108
368,711
6,906
6,906



6,506

              400
EMERSON ELECTRIC CO
Common Stk
291011104
11,439,541
201,898
201,898



198,948

           2,950
EMPIRE DISTRICT ELECTRIC CO
Common Stk
291641108
300,696
13,200
13,200



12,900

              300
ENERGY EAST CORPORATION
Common Stk
29266M109
7,591,862
279,010
279,010



272,613

           6,397
ENTERGY CORP
Common Stk
29364G103
5,251,111
43,935
43,935



43,235

              700
EXELON CORPORATION
Common Stk
30161N101
21,394,987
262,065
262,065



257,965

           4,100
EXXON MOBIL CORPORATION
Common Stk
30231G102
29,627,880
316,233
316,233



307,949

           8,284
FANNIE MAE
Common Stk
313586109
379,850
9,501
9,501



9,201

              300
FORD MOTOR COMPANY
Common Stk
345370860
235,775
35,033
35,033



35,033

                   -
FPL GROUP INC
Common Stk
302571104
210,118
3,100
3,100



1,700

           1,400
GENERAL ELECTRIC CO
Common Stk
369604103
20,228,257
545,677
545,677



538,351

           7,326
GENERAL MILLS INC
Common Stk
370334104
9,952,770
174,610
174,610



172,410

           2,200
GENUINE PARTS CO
Common Stk
372460105
9,966,075
215,250
215,250



212,250

           3,000
GENWORTH FINANCIAL INC
Common Stk
37247D106
8,281,430
325,400
325,400



321,400

           4,000
GOLDMAN SACHS GROUP INC
Common Stk
38141G104
13,292,672
61,812
61,812



60,612

           1,200
GREAT PLAINS ENERGY INC
Common Stk
391164100
5,486,564
187,127
187,127



185,527

           1,600
HAWAIIAN ELEC INDS
Common Stk
419870100
242,136
10,634
10,634



9,034

           1,600
HEWLETT PACKARD CO
Common Stk
428236103
21,275,250
421,459
421,459



414,874

           6,585
HOME DEPOT INC
Common Stk
437076102
7,498,733
278,349
278,349



274,349

           4,000
HONEYWELL INTERNATL INC
Common Stk
438516106
13,948,129
226,541
226,541



221,541

           5,000
INTEGRYS ENERGY GROUP INC
Common Stk
45822P105
10,600,430
205,077
205,077



201,677

           3,400
INTEL CORPORATION
Common Stk
458140100
13,485,159
505,820
505,820



497,520

           8,300
INTERNATIONAL PAPER CO
Common Stk
460146103
487,546
15,057
15,057



15,057

                   -
INTL BUSINESS MACHINES CORP
Common Stk
459200101
16,040,094
148,382
148,382



145,282

           3,100
JOHNSON & JOHNSON
Common Stk
478160104
18,747,769
281,076
281,076



277,176

           3,900
JOHNSON CONTROLS INC
Common Stk
478366107
11,840,403
328,535
328,535



322,535

           6,000
JP MORGAN CHASE & CO
Common Stk
46625H100
17,048,293
390,568
390,568



383,534

           7,034
KIMBERLY CLARK CORP
Common Stk
494368103
11,559,671
166,710
166,710



164,710

           2,000
LEHMAN BROTHERS HOLDINGS
Common Stk
524908100
887,366
13,560
13,560



13,560

                   -
LOCKHEED MARTIN CORP
Common Stk
539830109
526,300
5,000
5,000



4,700

              300
MANULIFE FINANCIAL CORP
Common Stk
56501R106
322,496
7,914
7,914



7,914

                   -
MARATHON OIL CORPORATION
Common Stk
565849106
990,801
16,280
16,280



14,480

           1,800
MASCO CORP
Common Stk
574599106
5,472,365
253,233
253,233



250,133

           3,100
MCCORMICK & CO INC
Common Stk
579780206
10,668,329
281,412
281,412



274,012

           7,400
MCDONALDS CORPORATION
Common Stk
580135101
342,267
5,810
5,810



5,810

                   -
MERCK & CO INC
Common Stk
589331107
219,365
3,775
3,775



3,775

                   -
MERRILL LYNCH & CO INC
Common Stk
590188108
7,925,852
147,650
147,650



145,600

           2,050
MICROSOFT CORP
Common Stk
594918104
16,511,052
463,794
463,794



457,494

           6,300
MONSANTO CO
Common Stk
61166W101
7,815,723
69,977
69,977



67,377

           2,600
MORGAN STANLEY
Common Stk
617446448
3,302,167
62,176
62,176



61,276

              900
NATIONAL CITY CORP
Common Stk
635405103
1,234,059
74,973
74,973



72,673

           2,300
NATIONAL FUEL GAS CO
Common Stk
636180101
13,435,764
287,827
287,827



282,627

           5,200
NEW JERSEY RESOURCES CORP
Common Stk
646025106
10,637,953
212,674
212,674



209,374

           3,300
NORFOLK SOUTHERN CORP
Common Stk
655844108
12,363,752
245,118
245,118



240,818

           4,300
OCCIDENTAL PETROLEUM CORP
Common Stk
674599105
311,194
4,042
4,042



3,142


ORACLE CORP
Common Stk
68389X105
415,472
18,400
18,400



18,400

                   -
PACCAR INC
Common Stk
693718108
288,036
5,287
5,287



5,287

                   -
PEPSICO INC
Common Stk
713448108
14,729,712
194,067
194,067



192,367

           1,700
PFIZER INC
Common Stk
717081103
11,691,168
514,350
514,350



507,712

           6,638
PIEDMONT NATURAL GAS CO
Common Stk
720186105
8,143,608
311,300
311,300



305,800

           5,500
PITNEY BOWES INC
Common Stk
724479100
256,770
6,750
6,750



6,750

                   -
PPG INDUSTRIES INC
Common Stk
693506107
296,371
4,220
4,220



4,220

                   -
PPL CORPORATION
Common Stk
69351T106
3,562,331
68,388
68,388



67,988

              400
PROCTER & GAMBLE CO
Common Stk
742718109
18,045,546
245,785
245,785



242,985

           2,800
PUGET ENERGY INC
Common Stk
745310102
4,498,520
164,000
164,000



161,700

           2,300
QUESTAR CORP
Common Stk
748356102
6,797,611
125,649
125,649



123,149

           2,500
RLI CORP
Common Stk
749607107
7,845,986
138,158
138,158



123,566

         14,592
ROYAL DUTCH SHELL PLC A
Common Stk
780259206
555,720
6,600
6,600



6,600

                   -
SCANA CORP
Common Stk
80589M102
11,414,346
270,803
270,803



267,103

           3,700
SCHERING PLOUGH CORP
Common Stk
806605101
12,693,507
476,483
476,483



469,283

           7,200
SEMPRA ENERGY
Common Stk
816851109
13,019,738
210,403
210,403



205,952

           4,451
SOUTH JERSEY INDUSTRIES
Common Stk
838518108
4,493,205
124,500
124,500



124,100

              400
SOUTHERN CO
Common Stk
842587107
12,419,956
320,515
320,515



314,715

           5,800
SPECTRA ENERGY CORP
Common Stk
847560109
6,608,836
255,958
255,958



251,318

           4,640
STEAK AND SHAKE COMPANY
Common Stk
857873103
142,125
13,039
13,039



13,039

                   -
TARGET CORP
Common Stk
87612E106
10,330,800
206,616
206,616



203,166

           3,450
TEXAS INSTRUMENTS INC
Common Stk
882508104
9,587,470
287,050
287,050



282,250

           4,800
TEXTRON INC
Common Stk
883203101
20,148,952
282,594
282,594



278,294

           4,300
THE HERSHEY COMPANY
Common Stk
427866108
5,318,133
134,978
134,978



131,930

           3,048
THE WALT DISNEY CO
Common Stk
254687106
11,105,172
344,026
344,026



339,226

           4,800
TIDEWATER INC
Common Stk
886423102
7,037,002
128,272
128,272



126,672

           1,600
TIME WARNER INC
Common Stk
887317105
8,248,809
499,625
499,625



491,525

           8,100
TRAVELERS COMPANIES INC
Common Stk
89417e109
5,734,381
106,587
106,587



104,571

           2,016
UNITED TECHNOLOGIES CORP
Common Stk
913017109
12,408,121
162,113
162,113



159,363

           2,750
UNITEDHEALTH GROUP
Common Stk
91324P102
11,357,148
195,140
195,140



192,640

           2,500
US BANCORP
Common Stk
902973304
11,285,232
355,552
355,552



350,852

           4,700
VECTREN CORPORATION
Common Stk
92240G101
10,851,481
374,060
374,060



367,928

           6,132
VERIZON COMMUNICATIONS
Common Stk
92343V104
14,161,165
324,128
324,128



319,410

           4,718
WACHOVIA CORPORATION
Common Stk
929903102
4,297,390
113,000
113,000



112,600

              400
WAL MART STORES INC
Common Stk
931142103
10,034,285
211,115
211,115



206,609

           4,506
WALGREEN CO
Common Stk
931422109
225,586
5,924
5,924



5,924

                   -
WELLS FARGO & COMPANY
Common Stk
949746101
12,814,629
424,466
424,466



415,866

           8,600
WEYERHAEUSER CO
Common Stk
962166104
11,798,400
160,000
160,000



157,000

           3,000
WILLIAMS COS INC
Common Stk
969457100
593,948
16,600
16,600



16,600

                   -
WINDSTREAM CORP
Common Stk
97381W104
897,052
68,898
68,898



67,247

           1,651
WORTHINGTON INDUSTRIES INC
Common Stk
981811102
2,116,724
118,385
118,385



115,685

           2,700
WYETH
Common Stk
983024100
12,680,144
286,946
286,946



281,846

           5,100












COLUMN TOTALS


 $ 1,075,524,306
23,674,915




       23,273,562













SEC 1685 (5/91)

? ProFormWare, Inc.  (561) 447-6684			SEC 1685 (5/91)